Class Z Shares | First American U.S. Treasury Money Market Fund
Fund Summaries U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z Shares First American U.S. Treasury Money Market Fund Class Z
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class Z Shares First American U.S. Treasury Money Market Fund Class Z
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.31%
Less Fee Waivers	[1]	(0.11%)
Net Expenses	[1]	0.20%
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2013, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2013, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class Z Shares First American U.S. Treasury Money Market Fund Class Z
1 year	20
3 years	89
5 years	163
10 years	382

Principal Investment Strategies
U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.
Principal Risks
An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. Treasury obligations and other money market funds that invest exclusively in those obligations, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
[1]	Total return for the period 1/1/12 through 9/30/12 was 0.00%.

Best Quarter: Quarter ended December 31, 2006 1.22% Worst Quarter: Quarter ended December 31, 2011* 0.00% *Most recent quarter with this return during the period of the chart.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
Average Annual Total Returns	Inception Date	One Year	Five Years	Since Inception
Class Z Shares First American U.S. Treasury Money Market Fund Class Z	Oct. 25, 2004	none	1.20%	1.91%